Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss and other comprehensive income
NET REVENUE	R$ 1,962,525	R$ 1,317,346	R$ 631,147
Cost of services rendered	(669,479)	(502,330)	(240,924)
GROSS PROFIT	1,293,046	815,016	390,223
General and administrative expenses	(245,682)	(175,765)	(85,028)
Selling expenses	(360,401)	(244,836)	(111,490)
Net impairment losses on financial assets	(263,541)	(187,534)	(110,689)
Other income (expenses), net	(8,455)	(2,543)	67
Operating expenses	(878,079)	(610,678)	(307,140)
OPERATING PROFIT	414,967	204,338	83,083
Financial income	58,682	51,880	24,458
Financial expenses	(363,781)	(255,282)	(71,575)
Financial results	(305,099)	(203,402)	(47,117)
PROFIT BEFORE TAXES	109,868	936	35,966
Current income taxes	(53,611)	(18,023)	(11,333)
Deferred income taxes	66,414	110,227	32,575
Income taxes	12,803	92,204	21,242
NET INCOME FOR THE YEAR	122,671	93,140	57,208
TOTAL COMPREHENSIVE INCOME	R$ 122,671	R$ 93,140	R$ 57,208
Basic earnings per share (R$)	R$ 0.06	R$ 0.08	R$ 0.10
Diluted earnings per share (R$)	R$ 0.06	R$ 0.08	R$ 0.10